Derivative financial instruments - Summary of Positions with derivative financial instruments (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 13,148,767	R$ 4,085,004	R$ 1,692,031
Derivative financial assets, notional amount	655,827,798	520,217,621	88,689,738
Derivative financial liabilities	12,729,596	3,229,236	991,399
Derivative financial liabilities, notional amount	610,429,450	492,067,822	86,580,121
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	637,693	1,133,768	244,262
Derivative financial assets, notional amount	16,819,387	3,955,473	3,454,728
Derivative financial liabilities	693,187	485,164	247,732
Derivative financial liabilities, notional amount	5,517,378	3,420,857	3,981,304
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	5,901,156	187,392	573,963
Derivative financial assets, notional amount	14,566,817	1,857,542	809,202
Derivative financial liabilities	5,492,148	2,480	17,170
Derivative financial liabilities, notional amount	10,248,842	164,209	19,142
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	7,451	21,809	6,599
Derivative financial assets, notional amount	22,282,253	15,920,584	5,679,425
Derivative financial liabilities	19,745
Derivative financial liabilities, notional amount	20,343,451
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	6,602,467	2,742,035	867,207
Derivative financial assets, notional amount	602,159,341	498,484,022	78,746,383
Derivative financial liabilities	6,524,516	2,741,592	726,497
Derivative financial liabilities, notional amount	R$ 574,319,779	R$ 488,482,756	R$ 82,579,675